General (Details) $ in Millions	Jun. 30, 2020 carrier	Aug. 31, 2019 USD ($)
Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other	10
Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers operated by other	3
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	10
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	17
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	8
LNG Carrier | FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	2
LNG Carrier | FLNG | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	2
Term Facility | Revolving Credit Facility
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $		$ 150